Other assets - Disclosure of detailed information about other asset (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Prepaid expenses	$ 3,516	$ 1,015
Inventories	1,656	0
Current Other assets	5,172	1,015
Non-current assets
Reclamation deposits	5,361	0
Deferred financing fees	1,579	1,468
Non-current Other assets	$ 6,940	$ 1,468